Property, Premises and Equipment (Details) - Schdule of property, premises and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Premises and Equipment (Details) - Schdule of property, premises and equipment [Line Items]
Beginning balance	$ 28,216	$ 24,345
Additions	979	2,755
Transfers		1,311
Disposals	(154)	(195)
Ending balance	29,041	28,216
Net carrying amount, ending balance	13,357	11,177
Deprecation for the year	2,388	2,315
Disposals	(152)	(135)
Ending balance	15,593	13,357
Net carrying amount, ending balance	13,448	14,859
Office Buildings [Member]
Property, Premises and Equipment (Details) - Schdule of property, premises and equipment [Line Items]
Beginning balance	3,996	2,681
Additions	11	4
Transfers		1,311
Disposals
Ending balance	4,007	3,996
Net carrying amount, ending balance	958	923
Deprecation for the year	64	35
Disposals
Ending balance	1,022	958
Net carrying amount, ending balance	2,985	3,038
Aircraft [member]
Property, Premises and Equipment (Details) - Schdule of property, premises and equipment [Line Items]
Beginning balance	11,290	11,290
Additions
Transfers
Disposals
Ending balance	11,290	11,290
Net carrying amount, ending balance	4,518	3,615
Deprecation for the year	903	903
Disposals
Ending balance	5,421	4,518
Net carrying amount, ending balance	5,869	6,772
Office furniture [Member]
Property, Premises and Equipment (Details) - Schdule of property, premises and equipment [Line Items]
Beginning balance	1,796	1,678
Additions	16	103
Transfers	10	116
Disposals	(2)	(101)
Ending balance	1,820	1,796
Net carrying amount, ending balance	1,407	1,440
Deprecation for the year	70	42
Disposals	(2)	(75)
Ending balance	1,475	1,407
Net carrying amount, ending balance	345	389
Computer software [member]
Property, Premises and Equipment (Details) - Schdule of property, premises and equipment [Line Items]
Beginning balance	2,094	1,862
Additions	271	160
Transfers	143	94
Disposals	(18)	(22)
Ending balance	2,490	2,094
Net carrying amount, ending balance	1,769	1,605
Deprecation for the year	243	186
Disposals	(18)	(22)
Ending balance	1,994	1,769
Net carrying amount, ending balance	496	325
Equipmentt [Member]
Property, Premises and Equipment (Details) - Schdule of property, premises and equipment [Line Items]
Beginning balance	304	293
Additions		12
Transfers		2
Disposals	(23)	(3)
Ending balance	281	304
Net carrying amount, ending balance	287	284
Deprecation for the year	7	6
Disposals	(23)	(3)
Ending balance	271	287
Net carrying amount, ending balance	10	17
Leasehold improvements [member]
Property, Premises and Equipment (Details) - Schdule of property, premises and equipment [Line Items]
Beginning balance	2,286	1,419
Additions	16	98
Transfers	26	838
Disposals		(69)
Ending balance	2,328	2,286
Net carrying amount, ending balance	1,385	1,318
Deprecation for the year	233	102
Disposals		(35)
Ending balance	1,618	1,385
Net carrying amount, ending balance	710	901
Vehicles [member]
Property, Premises and Equipment (Details) - Schdule of property, premises and equipment [Line Items]
Beginning balance	1,011	1,011
Additions	226
Transfers
Disposals	(109)
Ending balance	1,128	1,011
Net carrying amount, ending balance	918	871
Deprecation for the year	71	47
Disposals	(109)
Ending balance	880	918
Net carrying amount, ending balance	248	93
Work in progress [Member]
Property, Premises and Equipment (Details) - Schdule of property, premises and equipment [Line Items]
Beginning balance	135	76
Additions	209	1,109
Transfers	(179)	(1,050)
Disposals	(2)
Ending balance	163	135
Net carrying amount, ending balance
Deprecation for the year
Disposals
Ending balance
Net carrying amount, ending balance	163	135
Right-of-use assets [member]
Property, Premises and Equipment (Details) - Schdule of property, premises and equipment [Line Items]
Beginning balance	5,304	4,035
Additions	230	1,269
Transfers
Disposals
Ending balance	5,534	5,304
Net carrying amount, ending balance	2,115	1,121
Deprecation for the year	797	994
Disposals
Ending balance	2,912	2,115
Net carrying amount, ending balance	$ 2,622	$ 3,189